Investment Objectives and Goals - Allspring U.S. Equity Funds - ETF Class	Jul. 31, 2026
Large Cap Core Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Premier Large Company Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.